STOCKHOLDERS' EQUITY (DEFICIT) (Schedule of stock option activity) (Details) - Stock Options [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Shares
Stock options outstanding, beginning of period	6,637,500	3,680,000	600,000
Issued	20,195,000	3,957,500	3,080,000
Exercised		(1,000,000)
Expired
Stock options outstanding, end of period	26,832,000	6,637,500	3,680,000	600,000
Stock options exercisable, end of period	25,080,000
Weighted Average Exercise Price
Stock options outstanding, beginning of period	$ 0.57	$ 0.28	$ 0.70
Issued	0.83	0.64	0.20
Exercised
Expired
Stock options outstanding, end of period	0.75	0.57	$ 0.28	$ 0.70
Stock options exercisable, end of period	$ 0.74	$ 0.57
Weighted Average Remaining Life (Years)
Stock options outstanding, beginning of period	8 years 8 months 12 days	8 years 10 months 25 days	8 years 1 month 2 days	9 years 9 months 18 days
Stock options Issued, end of period	9 years 9 months 18 days	9 years 10 months 25 days	10 years
Stock options outstanding, end of period	9 years 10 months 25 days	8 years 8 months 12 days
Stock options exercisable, end of period	9 years 6 months	8 years 8 months 12 days